Intangible assets, net (Tables)	12 Months Ended
Jun. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Cost:
Patents, trademark and licenses	17,170,000	37,070,000	5,835,038
Copyrights, mini lamb video and franchises agreement	21,700,000	21,700,000	3,415,709
Non-competition agreement	5,000,000	5,000,000	787,030
Preferential leasing contracts	-	17,600,000	2,770,345
Total	43,870,000	81,370,000	12,808,122

Accumulative amortization and impairment:
Patents, trademarks and licenses	(1,980,764)	(4,355,489)	(685,580)
Copyrights, mini lamb video and franchises agreement	(1,870,001)	(3,450,000)	(543,051)
Non-competition agreement	(1,000,000)	(3,900,000)	(613,883)
Preferential leasing contracts	-	(849,123)	(133,657)
Total	(4,850,765)	(12,554,612)	(1,976,171)
Intangible assets, net	39,019,235	68,815,388	10,831,951

Schedule Of Finite-Lived Intangible Assets Useful Life [Table Text Block]
Amortization is computed using the straight-line method over the intangible assets'' economic lives, (trademark with indefinite useful life acquired is not subject to amortization), as the following:

Patents and licenses	1 - 10 years
Copyrights, mini lamb video and franchises agreement	15 years
Non-competition agreement	10 years
Preferential leasing contracts	19 years

Schedule of Impaired Intangible Assets [Table Text Block]
For the year ended June 30, 2010, 2011 and 2012, the Group recorded an impairment loss of nil, RMB942,678 and RMB3,000,000 (US$472,218) on its intangible assets for the continuing operations, respectively, in connection with the assessment of mini lamb video and non-competition agreement, as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Research and development expenditures	-	792,049	-	-
General and administrative expenses	-	150,629	3,000,000	472,218
	-	942,678	3,000,000	472,218

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table represents the total estimated amortization expense of intangible assets for each of the next five years:

	RMB	US$
Year ending June 30,
-2013	4,407,626	693,787
-2014	4,407,626	693,787
-2015	4,170,404	656,446
-2016	4,150,959	653,386
-2017	4,150,959	653,386